Consolidated Statements of Shareholders' (Deficit) Equity In Thousands, except Share data	Ordinary Shares CNY	Additional Paid-in Capital CNY	Statutory Reserves CNY	Accumulated Deficit CNY	Non-controlling Interests CNY	Total USD ($)	Total CNY
Balance, at the beginning of the year at Dec. 31, 2011	4,939	1,033,892	5,595	(626,144)	7,729		426,011
Balance (in shares), at the beginning of the year at Dec. 31, 2011	667,672
Net loss				(47,990)	(504)		(48,494)
Share-based compensation (Note 21)		1,759					1,759
Balance, at the end of the year at Dec. 31, 2012	4,939	1,035,651	5,595	(674,134)	7,225		379,276
Balance (in shares), at the beginning of the year at Dec. 31, 2012	667,672
Net loss				(73,151)	(1,819)		(74,970)
Issuance of ordinary shares upon exercise of share options	7	178					185
Issuance of ordinary shares upon exercise of share options (in shares)	1,087						1,245,334
Share-based compensation (Note 21)		291					291
Balance, at the end of the year at Dec. 31, 2013	4,946	1,036,120	5,595	(747,285)	5,406		304,782
Balance (in shares), at the end of the year at Dec. 31, 2013	668,759
Net loss				(108,924)	(474)		(109,398)
Reclassification of redeemable non-controlling interest					42,779		42,779
Dividends					(5,850)		(5,850)
Issuance of ordinary shares upon exercise of share options	3	74					77
Issuance of ordinary shares upon exercise of share options (in shares)	474						542,587
Share-based compensation (Note 21)		142					142
Balance, at the end of the year at Dec. 31, 2014	4,949	1,036,336	5,595	(856,209)	41,861	$ 37,478	232,532
Balance (in shares), at the end of the year at Dec. 31, 2014	669,233